Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 6,019	$ 7,946
Variable lease cost	4,004	4,241
Short-term lease cost	829	373
Total lease costs	$ 10,852	$ 12,560